Kirkpatrick & Lockhart Nicholson Graham LLP
                               One Lincoln Street
                                Boston, MA 02111

                                                                   June 30, 2006

VIA EDGAR
Division of Investment Management
Securities and Exchange Commission
Washington, D.C.  20549

Attn:  Christian Sandoe, Esq.

 Re: Credit Suisse Alternative Capital Event Driven Fund, LLC
        Post-effective Amendment No. 2 to Registration Statement on Form N-2 (333-120054; 811-21659)
     Credit Suisse Alternative Capital Event Driven Institutional Fund, LLC
        Post-effective Amendment No. 2 to Registration Statement on Form N-2 (333-119318; 811-21645)
     Credit Suisse Alternative Capital Long/Short Equity Fund, LLC
        Post-effective Amendment No. 2 to Registration Statement on Form N-2 (333-120050; 811-21658)
     Credit Suisse Alternative Capital Long/Short Equity Institutional Fund, LLC
        Post-effective Amendment No. 2 to Registration Statement on Form N-2 (333-119319; 811-21641)
     Credit Suisse Alternative Capital Multi-Strategy Fund, LLC
        Post-effective Amendment No. 2 to Registration Statement on Form N-2 (333-120049; 811-21657)
     Credit Suisse Alternative Capital Multi-Strategy Institutional Fund, LLC
        Post -effective Amendment No. 2 to Registration Statement on Form N-2 (333-119317; 811-21644)
     Credit Suisse Alternative Capital Relative Value Fund, LLC
        Post -effective Amendment No. 2 to Registration Statement on Form N-2 (333-120058; 811-21660)
     Credit Suisse Alternative Capital Relative Value Institutional Fund, LLC
        Post -effective Amendment No. 2 to Registration Statement on Form N-2 (333-119320; 811-21642)
     Credit Suisse Alternative Capital Tactical Trading Fund, LLC
        Post -effective Amendment No. 2 to Registration Statement on Form N-2 (333-120052; 811-21661)
     Credit Suisse Alternative Capital Tactical Trading Institutional Fund, LLC
        Post -effective Amendment No. 2 to Registration Statement on Form N-2 (333-119321; 811-21643)

Dear Mr. Sandoe:

    Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of each of the above captioned funds (the "Registrants" and each a "Registrant") is post-effective amendment no. 2 to each Registrant's Registration Statement on Form N-2 (the "Registration Statement"), first declared effective April 1, 2005. As discussed, the filings represent the annual update for each Registrant. In this regard, as also discussed, Registrants will seek effectiveness no later than July 31, 2006.

    As you may recall, Registrant's are grouped into two sets of funds according to the target investors. One set of funds is for taxable investors, and the other set, having the word "Institutional" in the funds' names, is for tax-exempt investors. Each set uses a common prospectus, and thus there are only two prospectuses despite there being ten Registrants. The two prospectuses differ only regarding the eligible investors for the Institutional funds and in the description of the structure of the Institutional funds in their use of an offshore subsidiary.

    As discussed, to facilitate your review, we will send to you under separate cover marked versions of the prospectus and statement of additional information showing changes from the current offering documents. Please note that the objectives and strategies of the funds have not changed. In addition to name changes reflecting the reorganization of Credit Suisse, resulting in a change of CSFB Alternative Capital, Inc. into Credit Suisse Alternative Capital, Inc., and accompanying portfolio manager changes, the boards of the Institutional funds approved the imposition of a sales load on the Institutional funds. The filings reflect this change, and the Institutional funds are now identical in this respect to the taxable investor funds. Please note also that a subsequent filing will be made (i) to include financial highlights based on the Registrants' annual audit, as filed on June 9, 2006 on Form N-CSR, and (ii) to incorporate those audits. Such filing also would reflect comments from your review, if any.

    Thank you for your attention to these filings. Please direct any to the undersigned at (617) 261-3231.

                                           Sincerely,

                                           /s/ George J. Zornada

                                           George J. Zornada